Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Revenue:
Product and royalty revenue	$ 30,042	$ 4,143
Licensing and other fees	0	368
Revenues	30,042	4,511
Cost of goods sold	10,027	936
Gross Profit	20,015	3,575
Expenses:
Selling, general and administration	33,813	16,446
Research and development	637	476
Amortization (notes 8 and 9)	2,150	649
Acquisition costs (note 4)	0	1,494
Restructuring (note 16)	0	1,207
Operating Expenses	36,600	20,272
Operating loss	(16,585)	(16,697)
Other expense (income):
Interest expense	1,483	87
Other expense (income)	136	(633)
Foreign exchange gain	(26)	(192)
Gain on settlement of debt (note 11)	0	(20,834)
Nonoperating Income (Expense)	1,593	(21,572)
Earnings (loss) before income taxes	(18,178)	4,875
Income tax expense (note 15)	49	102
Net earnings (loss)	(18,227)	4,773
Other comprehensive loss:
Foreign currency translation adjustments	835	227
Comprehensive income (loss)	$ (19,062)	$ 4,546
Earnings (loss) per common share (note 13)
Basic and diluted	$ (1.12)	$ 0.37
Weighted average common shares outstanding
Basic	16,230,308	12,769,844
Diluted	16,230,308	12,934,856